FIFTH THIRD FUNDS

                       SUPPLEMENT DATED NOVEMBER 16, 2005
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                      CLASS A, B, AND C SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

MUNICIPAL MONEY MARKET FUND

Effective November 16, 2005, the Fifth Third Municipal Money Market Fund (the "Fund") will calculate its net asset value at 12:00 noon and 2:00 p.m. Eastern Time.

To be eligible for that day's dividend, orders to purchase shares must be received by the Fifth Third Funds' transfer agent by 2:00 p.m. Eastern Time. Purchase orders received after 2:00 pm Eastern Time will be processed the following business day.

Orders to sell shares of the Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends up until the processing date.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Joseph W. Kremer1.

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman2 and the co-portfolio manager is Peter Kwiatkowski3.

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts4.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill5.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson6.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave7.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig8 and the co-portfolio manager is Michael P. Wayton9.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig8 and the co-portfolio manager is Michael P. Wayton9.

1 Joseph W. Kremer has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 16, 2005. Mr. Kremer joined Fifth Third Asset Management, Inc. on November 14, 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. He is a CFA charterholder and a CFP.

2 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First

                                                                   SPABCALL 1105

Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

3 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.

4 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

5 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

6 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

7 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

8 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

9 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc.

Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

LARGE CAP CORE FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, the disclosure under the heading "Principal Investment Strategies" with respect to the Fifth Third Large Cap Core Fund on page 8 of the prospectus, is amended to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability, and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns relative to the benchmark.

The Advisor purchases securities with strong or improving scores based on its quantitative computer model and will sell securities with weak or deteriorating quantitative scores. Securities may also be purchased or sold in order to maintain a desired level of risk relative to the S&P 500 Index. In addition, the Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or fundamentals is detected, but not yet picked up by the quantitative model. The Advisor has various risk controls in place to manage the deviation of the Fund's return from that of the benchmark.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

SALES CHARGE REDUCTIONS

      Effective August 1, 2005, the language on page 97 of the prospectus under "Sales Charge Reductions" is deleted in its entirety and replaced with the following:

The Funds offer reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B, Class C or Advisor shares of any Fifth Third Fund (except Advisor and Class A shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL THE SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.

     o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401K's, etc.); or (iii) other accounts owned by the same shareholder (determined by Tax ID) or other shareholders eligible under the Combination Privilege defined below.

     o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Advisor and Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sale charge reduction you need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).
Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

ADDITIONAL INFORMATION ABOUT THE FUNDS

      The language on page 103 of the prospectus under "Additional Information about the Funds" is deleted in its entirety and replaced with the following:

Investment in Exchange-Traded Funds. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

LIFEMODEL FUNDSSM (EFFECTIVE JULY 25, 2005)

LIFEMODELSM AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM AGGRESSIVE FUND

     Small Cap Growth Index1                                 6.0%

     Small Cap Value Index2                                  6.0%

     International Index3                                    8.0%

     Mid Cap Growth Index4                                   10.0%

     Mid Cap Value Index5                                    10.0%

     Large Cap Growth Index6                                 18.0%

     Large Cap Value Index7                                  18.0%

     Large Cap Core Index8                                   14.0%

     Intermediate Bond Index10                               10.0%

      The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

      The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND         8/1/02           31.81%            20.12%

LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***      8/1/02           28.72%            18.19%

*** LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-50%

LIFEMODELSM MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY AGGRESSIVE FUND

     Small Cap Growth Index1                                 4.7%

     Small Cap Value Index2                                  4.7%

     International Index3                                    6.2%

     Mid Cap Growth Index4                                   7.8%

     Mid Cap Value Index5                                    7.8%

     Large Cap Growth Index6                                 14.0%

     Large Cap Value Index7                                  14.0%

     Large Cap Core Index8                                   10.8%

     Bond Index9                                             5.0%

     Intermediate Bond Index10                               15.0%

     Short Term Bond Index11                                 10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           25.16%            17.01%

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           23.01%            15.81%

*** LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-40%

LIFEMODELSM MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATE FUND

     Small Cap Growth Index1                                 3.3%

     Small Cap Value Index2                                  3.3%

     International Index3                                    4.4%

     Mid Cap Growth Index4                                   5.6%

     Mid Cap Value Index5                                    5.6%

     Large Cap Growth Index6                                 10.0%

     Large Cap Value Index7                                  10.0%

     Large Cap Core Index8                                   7.8%

     Bond Index9                                             10.0%

     Intermediate Bond Index10                               25.0%

     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND           8/1/02           18.81%            13.98%

LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND***        8/1/02           17.46%            13.32%

*** LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-30%

LIFEMODELSM MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY CONSERVATIVE FUND

     Small Cap Growth Index1                                 2.7%

     Small Cap Value Index2                                  2.7%

     International Index3                                    3.6%

     Mid Cap Growth Index4                                   4.4%

     Mid Cap Value Index5                                    4.4%

     Large Cap Growth Index6                                 8.0%

     Large Cap Value Index7                                  8.0%

     Large Cap Core Index8                                   6.2%

     Bond Index9                                             10.0%

     Intermediate Bond Index10                               35.0%

     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           15.77%            12.49%

LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           14.74%            12.03%

*** LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-25%

LIFEMODELSM CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM CONSERVATIVE FUND

     Small Cap Growth Index1                                 1.3%

     Small Cap Value Index2                                  1.3%

     International Index3                                    1.9%

     Mid Cap Growth Index4                                   2.2%

     Mid Cap Value Index5                                    2.2%

     Large Cap Growth Index6                                 4.0%

     Large Cap Value Index7                                  4.0%

     Large Cap Core Index8                                   3.1%

     Bond Index9                                             15.0%

     Intermediate Bond Index10                               45.0%

     Short Term Bond Index11                                 20.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND       8/1/02            9.77%             9.35%

LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***    8/1/02            9.44%             9.39%

*** LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                                   PERCENTAGE OF
      FUND NAME                                                    FUND HOLDINGS

      Large Cap Core Fund ................................................ 0-15%

INDEX INFORMATION
--------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

The Fifth Third Select Stock Fund was renamed the Fifth Third Dividend Growth Fund on August 1, 2005 and changes were made to its investment strategies and non-fundamental investment policies. Shares of the Dividend Growth Fund are offered through a separate prospectus, dated September 16, 2005. Please refer to that prospectus for information regarding the Dividend Growth Fund and before purchasing shares.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus and the first footnote on page 96 of the prospectus, are hereby eliminated in their entirety.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

      The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus: The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

      Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate             5, 6, 11, 15-23,   Pre-Payment/Call
  mortgage pools into different maturity classes.                                            25, 26         Interest Rate

  MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and         2, 6, 11, 12,       Pre-Payment
  pools of loans. These include collateralized mortgage obligations and real estate     16-23, 25, 27         Market
  mortgage investment conduits.                                                                               Credit
                                                                                                            Regulatory

  PARTICIPATION INTERESTS: Interests in bank loans made to corporations.                 1, 3, 4, 11,      Interest Rate
                                                                                            15-26              Credit
                                                                                                             Liquidity
--------------------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS
                       SUPPLEMENT DATED NOVEMBER 16, 2005
   TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS INSTITUTIONAL
                                SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2004.

CURRENT PORTFOLIO MANAGERS

     Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Joseph W. Kremer1.

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman2 and the co-portfolio manager is Peter Kwiatkowski3.

OHIO MUNICIPAL BOND FUND: The portfolio manager is Michael J. Martin and the co-portfolio manager is Sarah M. Quirk.

BOND FUND: The portfolio manager is Mitchell L. Stapley and the co-portfolio managers are John L. Cassady III, Christian L. Rieddle, and Mirko M. Mikelic.

DISCIPLINED LARGE CAP VALUE FUND: The portfolio manager is James R. Kirk and the co-portfolio manager is Mary Jane Matts4.

MULTI CAP VALUE FUND: The portfolio manager is Peter M. Klein and the co-portfolio manager is James R. Kirk.

MICRO CAP VALUE FUND: The portfolio manager is Eric J. Holmes and the co-portfolio manager is Daniel O'Neill5.

TECHNOLOGY FUND: The portfolio manager is Sunil M. Reddy and the co-portfolio manager is Scott A. Billeadeau.

SMALL CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Jill A. Thompson6.

MID CAP GROWTH FUND: The portfolio manager is Scott A. Billeadaeu and the co-portfolio manager is Martin E. Hargrave7.

LARGE CAP CORE FUND: The portfolio manager is Mark Koenig8 and the co-portfolio manager is Michael P. Wayton9.

EQUITY INDEX FUND: The portfolio manager is Mark Koenig8 and the co-portfolio manager is Michael P. Wayton9.

1 Joseph W. Kremer has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 16, 2005. Mr. Kremer joined Fifth Third Asset Management, Inc. on November 14, 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. He is a CFA charterholder and a CFP.

2 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

3 Peter Kwiatkowski has been the co-portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies group where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002. He is a member of the Cincinnati Society of Financial Analysts.


                                                                  SP-STBD-I 1105

4 Mary Jane Matts has been the co-portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 18 years of investment experience. She earned a B.A., cum laude and with honors, in Economics from Kenyon College and an M.B.A. from Case Western Reserve University. She is a CFA.

5 Daniel O'Neill, CFA has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Prior to joining Fifth Third Asset Management, Inc., Mr. O'Neill spent four years as an equity analyst focused on the Consumer/Retail sector for DB Advisors, LLC and Granite Capital International Group, LP. Previously, he was a sell-side analyst at Credit Suisse First Boston where he followed the Leisure Industry for two years. Before attending business school, Mr. O'Neill was an equity analyst at Clarion Management Ltd for four years. Mr. O'Neill received his B.S. in Industrial and Labor Relations from Cornell University and his MBA in Finance from Columbia Business School, where he was elected to the Beta Gamma Sigma Honor Society. He earned the Chartered Financial Analyst designation in 1997.

6 Jill A. Thompson has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005. Ms. Thompson joined Fifth Third Asset Management, Inc. in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third Asset Management, Inc., Jill served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Jill graduated from St. Cloud State University with a Bachelor of Science in Finance. Jill has over 15 years of investment experience.

7 Martin E. Hargrave has been the co-portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005. Mr. Hargrave joined Fifth Third Asset Management, Inc. in 2003 as a Portfolio Manager of Mid Cap/Small Cap Growth Strategies. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships, and cash management operations. He joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined the small/mid cap team as a portfolio manager. Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. He earned the Chartered Financial Analyst designation in 1998.

8 Mark Koenig has been the co-portfolio manager of the FIFTH THIRD LARGE CAP CORE FUND and the FIFTH THIRD EQUITY INDEX FUND since February 2005. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the CFA Institute, the CFA Society of Cleveland, and the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

9 Michael P. Wayton has been a co-portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since February 2005. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third, he was a quantitative analyst for the National City Investment Management Company and was responsible for the management of the firm's passive assets and the development of quantitative equity models. He has over six years of investment experience and is a member of the CFA Society of Cleveland. Mr. Wayton earned a BSBA in finance from The Ohio State University.

LARGE CAP CORE FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, the disclosure under the heading "Principal Investment Strategies" with respect to the Fifth Third Large Cap Core Fund on page 8 of the prospectus, is amended to read as follows:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability, and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns relative to the benchmark.

The Advisor purchases securities with strong or improving scores based on its quantitative computer model and will sell securities with weak or deteriorating quantitative scores. Securities may also be purchased or sold in order to maintain a desired level of risk relative to the S&P 500 Index. In addition, the Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or fundamentals is detected, but not yet picked up by the quantitative model. The Advisor has various risk controls in place to manage the deviation of the Fund's return from that of the benchmark.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

LIFEMODEL FUNDSSM (EFFECTIVE JULY 25, 2005)

LIFEMODELSM AGGRESSIVE FUND

1. The following is added to page 22 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM AGGRESSIVE FUND

     Small Cap Growth Index1                                 6.0%

     Small Cap Value Index2                                  6.0%

     International Index3                                    8.0%

     Mid Cap Growth Index4                                   10.0%

     Mid Cap Value Index5                                    10.0%

     Large Cap Growth Index6                                 18.0%

     Large Cap Value Index7                                  18.0%

     Large Cap Core Index8                                   14.0%

     Intermediate Bond Index10                               10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 23 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND         8/1/02           31.81%            20.12%

LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***      8/1/02           28.72%            18.19%

*** LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (90%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (10%). THE LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 22 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-50%

LIFEMODELSM MODERATELY AGGRESSIVE FUND

1. The following is added to page 24 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY AGGRESSIVE FUND

     Small Cap Growth Index1                                 4.7%

     Small Cap Value Index2                                  4.7%

     International Index3                                    6.2%

     Mid Cap Growth Index4                                   7.8%

     Mid Cap Value Index5                                    7.8%

     Large Cap Growth Index6                                 14.0%

     Large Cap Value Index7                                  14.0%

     Large Cap Core Index8                                   10.8%

     Bond Index9                                             5.0%

     Intermediate Bond Index10                               15.0%

     Short Term Bond Index11                                 10.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 25 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           25.16%            17.01%

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           23.01%            15.81%

*** LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (70%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (30%). THE LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 24 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-40%

LIFEMODELSM MODERATE FUND

1. The following is added to page 26 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATE FUND

     Small Cap Growth Index1                                 3.3%

     Small Cap Value Index2                                  3.3%

     International Index3                                    4.4%

     Mid Cap Growth Index4                                   5.6%

     Mid Cap Value Index5                                    5.6%

     Large Cap Growth Index6                                 10.0%

     Large Cap Value Index7                                  10.0%

     Large Cap Core Index8                                   7.8%

     Bond Index9                                             10.0%

     Intermediate Bond Index10                               25.0%

     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 27 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND           8/1/02           18.81%            13.98%

LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND***        8/1/02           17.46%            13.32%

*** LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (50%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (50%). THE LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 26 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-30%

LIFEMODELSM MODERATELY CONSERVATIVE FUND

1. The following is added to page 28 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM MODERATELY CONSERVATIVE FUND

     Small Cap Growth Index1                                 2.7%

     Small Cap Value Index2                                  2.7%

     International Index3                                    3.6%

     Mid Cap Growth Index4                                   4.4%

     Mid Cap Value Index5                                    4.4%

     Large Cap Growth Index6                                 8.0%

     Large Cap Value Index7                                  8.0%

     Large Cap Core Index8                                   6.2%

     Bond Index9                                             10.0%

     Intermediate Bond Index10                               35.0%

     Short Term Bond Index11                                 15.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 29 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      STYLE CLASS INDEX BLEND                                       8/1/02           15.77%            12.49%

LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL
      ASSET CLASS INDEX BLEND***                                    8/1/02           14.74%            12.03%

*** LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (40%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (60%). THE LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 28 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-25%

LIFEMODELSM CONSERVATIVE FUND

1. The following is added to page 30 of the prospectus under the heading "Principal Investment Strategy":

     Each LifeModel FundSM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     LIFEMODELSM CONSERVATIVE FUND

     Small Cap Growth Index1                                 1.3%

     Small Cap Value Index2                                  1.3%

     International Index3                                    1.9%

     Mid Cap Growth Index4                                   2.2%

     Mid Cap Value Index5                                    2.2%

     Large Cap Growth Index6                                 4.0%

     Large Cap Value Index7                                  4.0%

     Large Cap Core Index8                                   3.1%

     Bond Index9                                             15.0%

     Intermediate Bond Index10                               45.0%

     Short Term Bond Index11                                 20.0%

     The Advisor actively manages the underlying fund allocations in the portfolio based on current market and economic conditions. Changes in these conditions may lead to adjustments in the portfolio's fund weightings.

     The target neutral index blend is also included as an additional index to which to compare the Fund's performance. Accordingly, the following information is added to the Average Annual Return Table on page 31 of the prospectus:

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2003)

                                                                INCEPTION DATE      PAST YEAR      SINCE INCEPTION
                                                                                                   (Since 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND       8/1/02            9.77%             9.35%

LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND***    8/1/02            9.44%             9.39%

*** LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index12 (20%) and Lehman Brothers Intermediate Government/Credit Bond Index13 (80%). THE LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

     Effective June 24, 2005, the Fifth Third LifeModel FundsSM began investing in the Fifth Third Large Cap Core Fund.

2. The following Fund is added to the table of underlying funds on page 30 of the prospectus:

                                                                   PERCENTAGE OF
     FUND NAME                                                     FUND HOLDINGS

     Large Cap Core Fund ................................................. 0-15%

INDEX INFORMATION
--------------------------------------------------------------------------------

1 The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

2 The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

3 The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

4 The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

5 The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

6 The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

7 The Large Cap Value Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth values.

8 The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

9 The Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

10 The Intermediate Bond Index represents the Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index is composed of 5,000 publicly-issued corporate and U.S. Government debt issues rated Baa or better, with at least on year to maturity and at least $150 million par outstanding.

11 The Short Term Bond Index represents the Merrill Lynch 1-3 year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

12 The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. head-quartered equity securities with readily available price data.

13 The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

SELECT STOCK FUND

The Fifth Third Select Stock Fund was renamed the Fifth Third Dividend Growth Fund on August 1, 2005 and changes were made to its investment strategies and non-fundamental investment policies. Shares of the Dividend Growth Fund are offered through a separate prospectus, dated September 16, 2005. Please refer to that prospectus for information regarding the Dividend Growth Fund and before purchasing shares.

RE-OPENING OF MICRO CAP VALUE FUND

Effective May 19, 2005, the Fifth Third Micro Cap Value Fund is open to all investors.

Accordingly, footnote 1 on page 14 of the prospectus is hereby eliminated in its entirety.

PRINCIPAL INVESTMENT RISKS - STRATEGIC INCOME FUND

     The following disclosure is included under the heading "PRINCIPAL INVESTMENT RISKS" on page 33 of the prospectus:

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

INVESTMENT PRACTICES CHART

      Under the section entitled "Additional Information About the Funds' Investments - Investment Practices," the information for certain instruments is deleted and replaced in its entirety as follows:


-----------------------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations: Mortgage-backed bonds that separate       5, 6, 11, 15-22    Pre-Payment/Call
  mortgage pools into different maturity classes.                                                     Interest Rate

  Mortgage-Backed Securities: Debt obligations secured by real estate loans       2, 6, 11, 12,        Pre-Payment
  and pools of loans. These include collateralized mortgage obligations and           16-23              Market
  real estate mortgage investment conduits.                                                              Credit
                                                                                                       Regulatory

  Participation Interests: Interests in bank loans made to corporations.          1, 3, 4, 11,        Interest Rate
                                                                                      15-22              Credit
                                                                                                        Liquidity
-----------------------------------------------------------------------------------------------------------------------

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                       SUPPLEMENT DATED NOVEMBER 16, 2005
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                            ADVISOR SHARES PROSPECTUS
                              DATED AUGUST 1, 2005.

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

SMALL CAP VALUE FUND: The portfolio manager is Michael M. Hays and the co-portfolio manager is Joseph W. Kremer1.

STRATEGIC INCOME FUND: The portfolio manager is J. Jeffrey Krumpelman2 and the co-portfolio manager is Peter Kwiatkowski.

1 Joseph W. Kremer has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 16, 2005. Mr. Kremer joined Fifth Third Asset Management, Inc. on November 14, 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 3 1/2 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 2 1/2 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. He is a CFA charterholder and a CFP.

2 J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

LARGE CAP CORE FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, the disclosure under the heading "Principal Investment Strategies" with respect to the Fifth Third Large Cap Core Fund on page 8 of the prospectus, is amended to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

The Fund has been constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations. Focused on factors such as a company's valuation, earnings quality, profitability, and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns relative to the benchmark.

The Advisor purchases securities with strong or improving scores based on its quantitative computer model and will sell securities with weak or deteriorating quantitative scores. Securities may also be purchased or sold in order to maintain a desired level of risk relative to the S&P 500 Index. In addition, the Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or fundamentals is detected, but not yet picked up by the quantitative model. The Advisor has various risk controls in place to manage the deviation of the Fund's return from that of the benchmark.


                                                                   SPADVALL 1105

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                       SUPPLEMENT DATED NOVEMBER 16, 2005
                 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
           INSTITUTIONAL SHARES, SELECT SHARES, PREFERRED SHARES, AND
                           TRUST SHARES PROSPECTUSES
                          EACH DATED NOVEMBER 29, 2004.

MUNICIPAL MONEY MARKET FUND

Effective November 16, 2005, the Fifth Third Municipal Money Market Fund (the "Fund") will calculate its net asset value at 12:00 noon and 2:00 p.m. Eastern Time.

To be eligible for that day's dividend, orders to purchase shares must be received by the Fifth Third Funds' transfer agent by 2:00 p.m. Eastern Time. Purchase orders received after 2:00 pm Eastern Time will be processed the following business day.

Orders to sell shares of the Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends up until the processing date.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                    SP-IMMF 1105